INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Tax computed at the federal statutory rate	$ (364,000)	$ (210,000)
State taxes	(62,000)	(16,000)
Permanent differences	225,000	0
Other	9,000	0
Valuation allowance	192,000	226,000
Total provision	$ 0	$ 0